Share-Based Payments - Summary of Group's Restricted Shares Movement (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding, Beginning	6,930,235	8,094,901	8,094,901
Outstanding, Ending			6,930,235	8,094,901
Two Thousand and Sixteen Plan [Member] | Unvested Restricted Shares [Member]
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding, Beginning	6,930,235	8,094,901	8,094,901	14,447,616	40,583,273
Vested	(496,752)	(512,972)	(1,164,666)	(6,352,715)	(26,135,657)
Outstanding, Ending	0	496,752	6,930,235	8,094,901	14,447,616